Risks And Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Risk and Uncertainty [Line Items]
Risks And Uncertainties
NOTE 4 RISKS AND UNCERTAINTIES

The Plan invests in several investment instruments that are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is quite possible for the value of investment securities to change in the near term. The changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.